Carrying Amounts and Fair Value of Financial Instruments (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Fair Value Disclosures [Abstract]
Investor funding period	30 days
Review period to request a new third party appraisal	24 months
Impaired financing receivable, recorded investment	$ 3,229,883	$ 9,364,125	$ 8,442,306
Impaired financing receivable, average recorded investment	6,394,612	$ 11,026,748	$ 10,793,223
Liabilities, fair value disclosure, recurring	0
Fair value disclosure, off-balance sheet risks, amount, liability	$ 85,300,000